John Hancock Funds III 601 Congress Street Boston, MA 02210

June 30, 2008 VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549 Re: John Hancock Funds III (the "Trust") File Nos. 333-125838; 811-21777 Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the Prospectuses and the Statement of Additional Information for the Trust dated July 1, 2008, contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-effective Amendment No. 9 filed electronically with the Commission on June 25, 2008, via EDGAR.

If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Alfred P. Ouellette at 617-663-4324.

Sincerely, /s/ David D. Barr_____________ David D. Barr Assistant Secretary and Counsel